Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

	January 31, 2022 (Successor)				January 31, 2021 (Predecessor (SLH))
	Gross			Net	Gross			Net
	Carrying	Accumulated		Carrying	Carrying	Accumulated		Carrying
	Amount	Amortization		Amount	Amount	Amortization		Amount
Developed software/ courseware	$303,171		$43,956	$259,215	$253,708		$23,337	$230,371
Customer contracts/ relationships	332,300		10,436	321,864	239,900		2,666	237,234
Vendor relationships	43,900		21,219	22,681	 —		—	 —
Trademarks and trade names	1,500		104	1,396	—		—	—
Publishing rights	41,100		5,229	35,871	35,200		2,933	32,267
Backlog	49,700		4,906	44,794	80,400		7,296	73,104
Skillsoft trademark	84,700		—	84,700	91,500		—	91,500
Global Knowledge trademark	25,400		2,062	23,338	 —		—	 —
Total	$881,771		$87,912	$793,859	$700,708		$36,232	$664,476

Schedule of amortization expense related to the existing finite-lived intangible assets

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2023	$151,321
2024	134,842
2025	113,815
2026	110,232
2027	63,908
Thereafter	135,041
Total	$709,159

Schedule of goodwill

A roll forward of goodwill is as follows:

Description	Skillsoft	GK		Consolidated
Goodwill, net January 31, 2019 (Predecessor (PL))	$1,434,047		$—	$1,434,047
Foreign currency translation adjustment	113		—	113
Impairment of goodwill	(321,340)		—	(321,340)
Goodwill, net January 31, 2020 (Predecessor (PL))	$1,112,820		$—	$1,112,820
Foreign currency translation adjustment	(158)		—	(158)
Impairment of goodwill	(107,934)		—	(107,934)
Canada deconsolidation	(5,100)		—	(5,100)
Goodwill, net August 27, 2020 (Predecessor (PL))	$999,628		$—	$999,628
Impact of Fresh-Start reporting	(507,843)		—	(507,843)
Goodwill, net August 28, 2020 (Predecessor (SLH))	491,785		—	491,785
Foreign currency translation adjustment	(132)		—	(132)
Goodwill, net January 31, 2021 (Predecessor SLH)	$491,653		$—	$491,653
Foreign currency translation adjustment	(134)		—	(134)
Goodwill, net June 11, 2021 (Predecessor SLH)	491,519		—	$491,519

Acquisition of Skillsoft and GK	659,667		116,413	776,080
Foreign currency translation adjustment	(47)		(623)	(670)
Acquisition of Pluma	14,892		—	14,892
Measurement period adjustments	3,036		(479)	2,557
Measurement period adjustments - (Pluma)	2,952		—	2,952
Goodwill, net January 31, 2022(Successor)	$680,500		$115,311	$795,811